Non-controlling interests (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Noncontrolling Interest [Line Items]
Non-controlling interests	$ (141,141,196)	$ (152,673,930)
Shaanxi Zhongmao Economy Development Co., Ltd.
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	34.02%	34.02%
Non-controlling interests	$ 0	$ 0
Xinyuan Property Management Service (Cayman) Ltd
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	40.53%	40.53%
Non-controlling interests	$ (77,892,291)	$ (78,177,157)
Taicang Pengchi Real Estate Co., Limited.
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	83.00%	83.00%
Non-controlling interests	$ (33,373,465)	$ (33,861,921)
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd.
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	80.00%	80.00%
Non-controlling interests	$ (27,244,465)	$ (36,302,338)
Henan Renxin Real Estate Co., Ltd.
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	49.00%	49.00%
Non-controlling interests	$ 0	$ 0
Suzhou Yefang Real Estate Co., Limited
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	79.99%	79.99%
Non-controlling interests	$ (11,290,614)	$ (11,482,112)
Zhegnzhou Xinhe Real Estate Co., Ltd
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	20.00%	20.00%
Non-controlling interests	$ 2,792,991	$ 1,650,839
Other
Noncontrolling Interest [Line Items]
Non-controlling interests	$ 5,866,648	$ 5,498,759